Condensed Consolidated Interim Statements of Financial Position - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Current Assets
Cash and cash equivalents	$ 48,194	$ 55,641	$ 27,121
Trade receivables, net	18,855	19,877	20,925
Other accounts receivables	6,411	5,965	3,603
Inventories	84,348	88,479	79,754
Total Current Assets	157,808	169,962	131,403
Non-Current Assets
Property, plant and equipment, net	30,727	28,224	26,496
Right-of-use assets	7,632	7,761	5,836
Intangible assets, Goodwill and other long-term assets	138,623	140,465	145,305
Contract assets	8,384	8,495	7,755
Total Non-Current Assets	185,366	184,945	185,392
Total Assets	343,174	354,907	316,795
Current Liabilities
Current maturities of bank loans			4,444
Current maturities of lease liabilities	1,467	1,384	1,438
Current maturities of other long term liabilities	12,980	14,996	29,414
Trade payables	16,492	24,804	26,210
Other accounts payables	6,210	8,261	7,350
Deferred revenues	26	148	419
Total Current Liabilities	37,175	49,593	69,275
Non-Current Liabilities
Bank loans			11,852
Lease liabilities	7,278	7,438	4,992
Contingent consideration	16,760	18,855	18,115
Other long-term liabilities	34,842	34,379	37,280
Employee benefit liabilities, net	609	621	473
Total Non-Current Liabilities	59,489	61,293	72,712
Shareholder’s Equity
Ordinary shares	15,022	15,021	11,736
Additional paid in capital net	266,183	265,848	210,665
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	12	140	(99)
Capital reserve from share-based payments	6,336	6,427	5,750
Capital reserve from employee benefits	282	275	539
Accumulated deficit	(37,835)	(40,200)	(50,293)
Total Shareholder’s Equity	246,510	244,021	174,808
Total Liabilities and Shareholder’s Equity	$ 343,174	$ 354,907	$ 316,795